DEBT (Schedule of Outstanding Exchangeable) (Details) - Exchangeable Notes	1 Months Ended
Jan. 31, 2017 USD ($) $ / shares
Debt Instrument [Line Items]
Principal amount | $	$ 287,500,000
Cash coupon rate (per annum)	1.25%
Conversion rate effective September 15, 2023 (per $1000 principal amount)	0.012026
Effective conversion price effective September 15, 2023 (per ADS) (in usd per share) | $ / shares	$ 83.15